Vessels, net, Textuals (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jan. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Purchase price of the vessels		$ 63,386	$ 60,161
Blue Moon Tanker Vessel [Member] | Tabuaro Shipping Company Inc [Member]
Purchase price of the vessels			$ 30,000
Vessel delivery date			Aug. 31, 2019
Advance payments for vessels acquisition			$ 8,000
Briolette Vessel [Member] | Tarawa Shipping Company Inc (Notes 3, 5) [Member]
Purchase price of the vessels			$ 30,000
Vessel delivery date			Nov. 30, 2019
Advance payments for vessels acquisition			$ 2,000
Blue Moon and Briolette Vessels [Member]
Pre-delivery costs capitalized			161
P. Fos (ex Virgo Sun) Tanker Vessel [Member]
Pre-delivery costs capitalized		0	17
P. Fos (ex Virgo Sun) Tanker Vessel [Member] | Rongelap Shipping Company Inc [Member]
Purchase price of the vessels			26,000
Pre-delivery costs capitalized		$ 0	$ 17
Vessel delivery date		Jan. 31, 2020
Advance payments for vessels acquisition	$ 15,000
P. Kikuma Tanker Vessel [Member]
Purchase price of the vessels		$ 26,000
Vessel delivery date		Mar. 31, 2020
P. Yanbu Tanker Vessel [Member]
Purchase price of the vessels		$ 22,000
Vessel delivery date		Dec. 31, 2020
P. Yanbu, P, Kikuma and P, FosTanker Vessels [Member]
Pre-delivery costs capitalized		$ 403